INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses
	Year ended December 31,
	2013	2014	2015
Current Tax (Benefit) Expenses	$(162,621)	$—	$1,786,092
Deferred Tax Expenses (Benefit)	1,434,386	—	(648,271)
Total	$1,271,765	$—	$1,137,821

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2014	2015
Net operating loss carried forward	$27,349,606	$22,549,975
Inventory write-down	26,141	-
Bad debt provision	478,367	163,120
Government grants related to assets	498,582	166,922
Long-lived asset impairment&depreciation	21,009,037	19,624,021
Others	748,018	485,776
Sub-total	50,109,751	42,989,814
Valuation Allowance	(50,109,751)	(42,362,849)
Total	$—	$626,965
Deferred tax assets are analyzed as:
Current	$—	$—
Non-current	—	626,965

Schedule of Changes of Valuation Allowance
	Year ended December 31,
	2013	2014	2015
Beginning balance	$37,682,733	$56,633,867	$50,109,751
Additions (Reversal)	56,697,096	(5,168,917)	(5,708,268)
Deconsolidation	(39,357,744)	—	—
Foreign exchange effect	1,611,782	(1,355,199)	(2,038,634)
Ending Balance	$56,633,867	$50,109,751	$42,362,849

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2013	2014	2015
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(2)%	(9)%	(8)%
Effect of different reversal rate	3%	1%	-%
Additional tax deductions	(1)%	(8)%	(12)%
Different tax rate in other jurisdictions	—%	6%	8%
Changes in valuation allowance	(26)%	—%	(3)%
Tax credits	—%	(15)%	(3)%
Withhold tax	—%	—%	1%
Effective tax rate	(1)%	—%	7%